Events occurring after the reporting period	3 Months Ended
Sep. 30, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events occurring after the reporting period

11. Events occurring after the reporting period

On November 17, 2020, a Type A meeting was held with the FDA to discuss the review of the BLA for remestemcel-L and a potential pathway for accelerated approval with a post-approval requirement to conduct an additional randomized controlled study in patients 12 years and older. At the current time it appears that the FDA review team will not agree to accelerated approval. However, the definitive outcome of the Type A meeting will not be known until Mesoblast receives the formal minutes which are expected within 30 days of the meeting. If the current review team does not agree to accelerated approval, Mesoblast will request a further Type A meeting to initiate the well-established FDA dispute resolution pathway.

On November 20, 2020, the Group entered into a worldwide license and collaboration agreement with Novartis for the development, manufacture and commercialization of remestemcel-L, with an initial focus on the development of the treatment of acute respiratory distress syndrome (“ARDS”), including that associated with COVID-19. The Group will retain full rights and economics for remestemcel-L for graft versus host disease, and Novartis has an option to, if exercised, become the commercial distributor outside of Japan. The Group will receive $50.0 million in proceeds consisting of an upfront payment of $25.0 million and $25.0 million through the placement of new fully-paid Mesoblast ordinary shares on closing of the license agreement. Closing of the license agreement is subject to the expiration or termination of the waiting period under the Hart Scott Rodino Antitrust Improvement Act and certain other conditions. The Group may receive a total of $505.0 million pending achievement of pre-commercialization milestones for ARDS indications. The Group may receive additional payments post-commercialization of up to $750.0 million based on achieving certain sales milestones and tiered double-digit royalties on product sales. The Group has not yet assessed the accounting impact of this agreement.

There were no other events that have occurred after September 30, 2020 and prior to the signing of this financial report that would likely have a material impact on the financial results presented.